Investment Strategy - Chase Growth Fund	Jan. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests primarily in common stocks of domestic companies of any size market capitalization. Stocks that the Adviser purchases for the Fund typically have earnings growth in excess of 10% per year on a historical basis, have demonstrated consistency of earnings growth over time and are believed by the Adviser to be of higher quality than other company stocks. The Fund may regularly have significant exposure to one or more economic sectors of the market. For example, as of September 30, 2025, 25.40% of the Fund’s total investments were invested in securities within the technology sector. In addition, the Fund may invest a portion of its assets in non-U.S. issuers that are either publicly traded in the U.S. or through the use of depositary receipts, such as American Depositary Receipts (“ADRs”). The Fund may also use money market funds or exchange-traded funds (“ETFs”) for its cash position.
In buying and selling portfolio securities, the Adviser first screens companies for 10% or greater earnings growth over the last five years, consistency of earnings, and liquidity. The Adviser then applies a proprietary filter to find stocks with certain characteristics such as earnings momentum and relative price performance, as well as a number of other fundamental and technical factors. The Adviser then conducts traditional fundamental security analysis to identify the key drivers of growth for each candidate, assess the risks to the company, and determine the most attractive buys for the Fund. The Adviser continuously reviews prices and adjusts its price targets in response to changes in stock characteristics. The existence of alternative securities that the Adviser considers to be more attractive is an added consideration in deciding whether to sell portfolio securities.
The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.